Indemnification Assets (Narrative) (Details) $ in Millions		12 Months Ended
	Jul. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) claim segment	Aug. 03, 2015 USD ($)
Indemnification Assets [Line Items]
Number of days before reimbursement approval by FDIC		60 days
Net payable to FDIC		$ 17.4
Excess losses reimbursed by FDIC, percent		80.00%
FDIC Indemnification Asset		$ 414.8	$ 455.4
Advance on reverse mortgage loan		152.4
Cumulative loss submissions and reimbursements		1.8
Reimbursement from FDIC for cumulative losses		$ 0.4
Number of years FDIC indemnifies for claims from March 2009		2 years
Number of submitted claims | claim		0
Amount reinbursed by FDIC	$ 5.7
Threshold of reimbused cumulative losses since acquisition date		$ 1,007.0
FDIC true-up liability		$ 56.9
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Indemnification Assets [Line Items]
Number of years FDIC indemnifies for claims from March 2009		3 years
Commercial Loan [Member]
Indemnification Assets [Line Items]
FDIC coverage expiration date		Dec. 01, 2014
Extendable period		3 years
Single-family Residential Portfolio (SFR) [Member]
Indemnification Assets [Line Items]
First loss tranche		$ 2,551.0
FDIC coverage expiration date		Dec. 01, 2019
Reverse Mortgage Indemnification Assets [Member]
Indemnification Assets [Line Items]
Cumulative loss submissions	11.2
Cumulative reimbursements related to reverse mortgage loans sold to agencies	$ 10.7
Reverse Mortgage Indemnification Assets [Member] | Maximum [Member]
Indemnification Assets [Line Items]
FDIC Indemnification Asset		$ 200.0
OneWest Bank [Member]
Indemnification Assets [Line Items]
FDIC Indemnification Asset			455.4
OneWest Bank [Member] | Minimum [Member]
Indemnification Assets [Line Items]
FDIC Indemnification Asset, Period Increase (Decrease)		200.0
IndyMac Transaction [Member]
Indemnification Assets [Line Items]
Net receivable		$ 13.0
Number of components to indemnification program | segment		3
FDIC Indemnification Asset		$ 414.5	455.0
FDIC true-up liability		0.0
First Federal Transaction [Member]
Indemnification Assets [Line Items]
FDIC Indemnification Asset		0.0
FDIC true-up liability		0.0
La Jolla Transaction [Member]
Indemnification Assets [Line Items]
FDIC Indemnification Asset		0.3	$ 0.4
IndyMac And La Jolla Transactions [Member]
Indemnification Assets [Line Items]
Fair value of indemnification assets		455.4
Indemnification assets potential maximum		4,700.0
FDIC [Member]
Indemnification Assets [Line Items]
First loss tranche		$ 932.0